Income Tax (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)
Income Tax (Details) [Line Items]
Profits tax rates (in Dollars)	$ 7,284		$ 1,630
current tax rate	8.25%	8.25%
Hong Kong [Member]
Income Tax (Details) [Line Items]
Profits tax rates (in Dollars)		$ 2,000
current tax rate	16.50%	16.50%